Investments Accounted for Using Equity Method - Market Prices of Investments Accounted for Using Equity Method in Publicly Traded Stocks Calculated by Closing Price at End of Reporting Period (Detail) - Level 1 [member] - TWD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 53,849.9	$ 36,812.9
Xintec Inc. [member]
Disclosure of associates [line items]
Closing Price in Active Markets	20,420.2	8,958.2
Global Unichip Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 15,827.2	$ 11,251.8